UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund
of BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 3.7%
Vale SA — ADR (a)	2,217,248	$22,238,997
China — 4.4%
Bank of China Ltd., H Shares	53,128,000	26,129,034
Denmark — 1.9%
Nets A/S (a)(b)	459,055	11,063,063
France — 3.6%
Engie SA	1,336,744	21,529,796
Hong Kong — 2.9%
AIA Group Ltd.	2,214,400	17,417,381
India — 4.2%
Axis Bank Ltd.	1,390,291	11,264,224
ICICI Bank Ltd.	2,958,223	13,920,335

		25,184,559
Indonesia — 2.0%
Bank Mandiri Persero Tbk PT	11,561,100	11,833,689
Italy — 3.0%
Intesa Sanpaolo SpA	5,248,142	18,066,291
Japan — 16.0%
Japan Tobacco, Inc.	71,700	2,491,513
Olympus Corp.	704,600	25,574,678
Omron Corp.	401,900	20,051,630
Sony Corp.	805,600	33,097,522
Trend Micro, Inc.	286,100	14,308,517

		95,523,860
Netherlands — 10.0%
ASML Holding NV	85,319	12,866,158
Heineken NV	251,671	26,261,574
Koninklijke Philips NV	542,468	20,730,918

		59,858,650
Norway — 4.1%
Statoil ASA	1,299,989	24,432,099

Common Stocks	Shares	Value
Portugal — 1.9%
Banco Comercial Portugues SA, Class R (a)	39,066,634	$11,135,568
Russia — 2.0%
Sberbank of Russia PJSC — ADR	995,617	11,591,664
Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	2,382,883	21,559,504
CaixaBank SA	1,805,449	9,403,918

		30,963,422
Switzerland — 4.1%
Cie Financiere Richemont SA, Registered Shares	283,494	24,099,865
United Kingdom — 19.7%
BT Group PLC	6,256,401	25,890,870
Diageo PLC	564,550	18,233,254
Imperial Brands PLC	579,724	23,874,952
Kingfisher PLC	4,604,986	17,870,830
Reckitt Benckiser Group PLC	200,379	19,482,325
TechnipFMC PLC (a)	413,285	11,795,154

		117,147,385
United States — 4.7%
Alexion Pharmaceuticals, Inc. (a)	89,506	12,292,754
MasterCard, Inc., Class A	123,515	15,785,217

		28,077,971
Total Long-Term Investments (Cost — $485,211,880) — 93.4%		556,293,294

Short-Term Securities
Money Market Fund — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)(d)	39,506,648	39,506,648

Total Short-Term Securities (Cost — $39,506,648) — 6.6%		39,506,648

Total Investments (Cost — $524,718,528*) — 100.0%		595,799,942
Other Assets Less Liabilities — 0.0%		256,159

Net Assets — 100.0%		$596,056,101

Portfolio Abbreviations
ADR	American Depositary Receipts

BLACKROCK INTERNATIONAL FUND	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock International Fund

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$525,382,245

Gross unrealized appreciation	$82,702,281
Gross unrealized depreciation	(12,284,584)

Net unrealized appreciation	$70,417,697

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Current yield as of period end.

(d)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,987,371	9,519,277	39,506,648	$39,506,648	$57,287	$103	—

[1]	Includes net capital gain distributions.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	30,429,074	GBP	17,850,000	BNP Paribas Securities Corp.	9/28/17	$726,980

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK INTERNATIONAL FUND	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock International Fund

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$22,238,997	—	—	$22,238,997
China	—	$26,129,034	—	26,129,034
Denmark	11,063,063	—	—	11,063,063
France	—	21,529,796	—	21,529,796
Hong Kong	—	17,417,381	—	17,417,381
India	—	25,184,559	—	25,184,559
Indonesia	—	11,833,689	—	11,833,689
Italy	—	18,066,291	—	18,066,291
Japan	—	95,523,860	—	95,523,860
Netherlands	—	59,858,650	—	59,858,650
Norway	—	24,432,099	—	24,432,099
Portugal	—	11,135,568	—	11,135,568
Russia	—	11,591,664	—	11,591,664
Spain	—	30,963,422	—	30,963,422
Switzerland	—	24,099,865	—	24,099,865
United Kingdom	11,795,154	105,352,231	—	117,147,385
United States	28,077,971	—	—	28,077,971
Short-Term Securities:
Money Market Fund	39,506,648	—	—	39,506,648

Total	$112,681,833	$483,118,109	—	$595,799,942

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$726,980	—	$726,980
[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2017	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc.

Date: September 25, 2017